BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 28, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of businesses classified as held for sale and results of discontinued operations
Assets and liabilities of businesses classified as held for sale in the statements of financial position consist of the following:

	2025	2024

Assets held for sale - HAA	$906,236	$—
Assets held for sale - Champion Japan	53,077	—
	$959,313	$—

Liabilities held for sale - HAA	$309,262	$—
Liabilities held for sale - Champion Japan	71,661	—
	$380,923	$—

The key components of the operating results of the discontinued operations for HAA are as follows:

	2025	2024

Net sales	$69,933	$—
Cost of sales	38,276	—
Gross profit	31,657	—
Selling, general and administrative expenses	24,429	—
Operating income	7,228	—
Other expenses	30	—
Financial expenses, net	3,144	—
Earnings from discontinued operations, before income taxes	4,054	—
Income tax recovery	(890)	—
Earnings from discontinued operations, net of tax	$4,944	$—